Prepaid Expenses and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred longwall move expenses	$ 24,643	$ 18,513
Prepaid insurance	3,616	1,991
Other	3,449	7,049
Total prepaid expenses and other	$ 31,708	$ 27,553